Derivative Liabilities (Details Textual)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Laibilities [Abstract]
Expected dividend yields	[1]	[1]

[1]	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.